SUMMARY OF CARRYING AMOUNTS OF RIGHT-OF-USE ASSETS FOR LEASE (Details) $ in Thousands	Mar. 31, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Net book amount, Beginning	$ 1,095
Net book amount, Ending	800
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Net book amount, Beginning	1,095
Net book amount, Ending	$ 800